Capitalized software, net and other intangible assets, net (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Capitalized Software Net And Other Intangible Assets Net
Schedule of Capitalized Software and Other Intangible Assets

Capitalized software, net and other intangible assets, net as of September 30, 2024 and March 31, 2024 consisted of the following:

	As of September 30, 2024			As of March 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Capitalized software	$2,173	$(181)	$1,992	$2,131	$—	$2,131
Other intangible assets	$380	$—	$380	$380	$—	$380

Capitalized software, net and other intangible assets, net as of March 31, 2024 and 2023 consisted of the following:

	2024			2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Capitalized software	$2,131	$—	$2,131	$2,019	$—	$2,019
Other intangible assets	$380	$—	$380	$380	$—	$380

Schedule of Estimated Annual Amortization for Intangible Assets	Estimated annual amortization for intangible assets over the next five years are as follows:
	2025	2026	2027	2028	2029
Estimated annual amortization	$236	$473	$473	$473	$473
Estimated annual amortization for intangible assets over the next five years are as follows:
	2025	2026	2027	2028	2029
Estimated annual amortization	$90	$464	$464	$464	$464